2:
<SEQUENCE>1
<FILENAME>t305089.txt



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2012
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         RiverFront Investment Group, LLC
Address:      1214 East Cary Street
              Richmond, VA  23219


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Smailes
Title:   Chief Compliance Officer
Phone:   (804) 549-4814

Signature, Place, and Date of Signing:

/s/ Wendy L. Smailes            Richmond, Virginia             June 30, 2012
------------------             ---------------------          -----------------
   [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                          ----

Form 13F Information Table Entry Total:                    91
                                                          ----

Form 13F Information Table Value Total:             $2,249,790
                                                  ------------
                                                   (thousands)




List of Other Included Managers:

{None}

                          TITLE OF              VALUE   SHARES/  SH/ PUT/   INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS    CUSIP    (x$1000) PRN AMT PRN CALL   DSCRETN   MANAGERS    SOLE                 SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO            COM    025816109  30609    525866   SH       SOLE               525866        0       0
ANIXTER INTL INC COM           COM    035290105   4501     84893   SH       SOLE                84893        0       0
APPLE COMPUTER INC             COM    037833100  37391     64035   SH       SOLE                64035        0       0
BMC SOFTWARE INC COM           COM    055921100    289      6780   SH       SOLE                 6780        0       0
BALL CORP                      COM    058498106   7849    191245   SH       SOLE               191245        0       0
CHEVRON CORP NEW               COM    166764100  29062    275493   SH       SOLE               275493        0       0
ESTERLINE TECHNOLOGIES CORP    COM    297425100    368      5899   SH       SOLE                 5899        0       0
FAMILY DLR STORES INC COM      COM    307000109   4142     62297   SH       SOLE                62297        0       0
GENERAL ELEC CO                COM    369604103  38734   1858861   SH       SOLE              1858861        0       0
HCC INS HLDGS INC              COM    404132102   5284    168326   SH       SOLE               168326        0       0
HASBRO INC COM                 COM    418056107  22219    656054   SH       SOLE               656054        0       0
I B M                          COM    459200101  23086    118046   SH       SOLE               118046        0       0
ISHARES INC MSCI CDA INDEX     COM    464286509   3601    139419   SH       SOLE               139419        0       0
ISHARES INC MSCI PAC J IDX     COM    464286665  29636    727418   SH       SOLE               727418        0       0
ISHARES INC MSCI UTD KINGD     COM    464286699  22806   1400408   SH       SOLE              1400408        0       0
ISHARES INC MSCI GERMAN        COM    464286806  15819    799651   SH       SOLE               799651        0       0
ISHARES TR MSCI EMERG MKT      COM    464287234  56350   1440268   SH       SOLE              1440268        0       0
ISHARES TR S&P MIDCAP 400      COM    464287507  35945    381707   SH       SOLE               381707        0       0
ISHARES TR DJ US REAL EST      COM    464287739   4423     69185   SH       SOLE                69185        0       0
ISHARES TR DJ US FINL SVC      COM    464287770   2737     52725   SH       SOLE                52725        0       0
ISHARES TR S&P SMLCAP 600      COM    464287804  53439    729662   SH       SOLE               729662        0       0
ISHARES TR MSCI ACJPN IDX      COM    464288182  17547    333761   SH       SOLE               333761        0       0
ISHARES TR MSCI ACWI EX        COM    464288240  14449    388691   SH       SOLE               388691        0       0
ISHARES TR JPMORGAN USD        COM    464288281  83676    729397   SH       SOLE               729397        0       0
ISHARES TR HIGH YLD CORP       COM    464288513 101023   1106621   SH       SOLE              1106621        0       0
ISHARES TR LEHMAN 1-3 YR       COM    464288646   3948     37700   SH       SOLE                37700        0       0
ISHARES TR RSSL MCRCP IDX      COM    464288869   9381    187513   SH       SOLE               187513        0       0
JOHNSON & JOHNSON              COM    478160104  23412    346551   SH       SOLE               346551        0       0
L-3 COMMUNICATIONS HLDGS INC   COM    502424104  25252    341247   SH       SOLE               341247        0       0
MCDONALDS CORP                 COM    580135101  34972    395030   SH       SOLE               395030        0       0
MEADWESTVACO CORP COM          COM    583334107  20998    730449   SH       SOLE               730449        0       0
MICROSOFT                      COM    594918104  38201   1248891   SH       SOLE              1248891        0       0
MICROCHIP TECHNOLOGY INC COM   COM    595017104    242      7316   SH       SOLE                 7316        0       0
NORDSTROM INC COM              COM    655664100  12793    257489   SH       SOLE               257489        0       0
PNC FINANCIAL CORP             COM    693475105  35646    583356   SH       SOLE               583356        0       0
PATTERSON UTI ENERGY INC       COM    703481101    161     11059   SH       SOLE                11059        0       0
PENN NATL GAMING INC           COM    707569109   5128    115035   SH       SOLE               115035        0       0
PEOPLES UNITED FINANCIAL INCCO COM    712704105    295     25429   SH       SOLE                25429        0       0
PFIZER INC                     COM    717081103  39218   1705251   SH       SOLE              1705251        0       0
PHILLIPS 66 COM                COM    718546104   5401    162491   SH       SOLE               162491        0       0
QUALCOMM INC COM               COM    747525103  31983    574462   SH       SOLE               574462        0       0
RYDER SYS INC COM              COM    783549108    209      5793   SH       SOLE                 5793        0       0
SCHEIN HENRY INC               COM    806407102    344      4384   SH       SOLE                 4384        0       0
SCRIPPS NETWORKS INTERACT      COM    811065101   5527     97221   SH       SOLE                97221        0       0
SNAP ON INC COM                COM    833034101   4196     67467   SH       SOLE                67467        0       0
SOTHEBY HLDGS INC CL A         COM    835898107   3505    105131   SH       SOLE               105131        0       0
SYNOPSYS INC COM               COM    871607107   4004    136139   SH       SOLE               136139        0       0
TIFFANY & CO NEW COM           COM    886547108   7477    141202   SH       SOLE               141202        0       0
TIME WARNER INC NEW            COM    887317303  23788    617922   SH       SOLE               617922        0       0
UBS AG JERSEY BRH ALERIAN INFR COM    902641646  21306    670216   SH       SOLE               670216        0       0
VANGUARD SPECIALIZED PORTFOLDI COM    921908844  80435   1418854   SH       SOLE              1418854        0       0
VANGUARD TAX-MANAGED FD EUROPE COM    921943858  19536    619360   SH       SOLE               619360        0       0
VANGUARD INTL EQUITY INDEX FEM COM    922042858  99119   2483225   SH       SOLE              2483225        0       0
VANGUARD INTL EQUITY INDEX FEU COM    922042874  14680    343116   SH       SOLE               343116        0       0
VANGUARD INDEX FDS LARGE CAP   COM    922908637  75324   1213183   SH       SOLE              1213183        0       0
WAL MART STORES INC            COM    931142103  28697    411629   SH       SOLE               411629        0       0
VERISIGN INC COM               COM    92343E102   6222    142888   SH       SOLE               142888        0       0
ACCO BRANDS CORP COM           COM    00081T108   2466    238441   SH       SOLE               238441        0       0
BCE INC COM NEW                COM    05534B760  28629    694899   SH       SOLE               694899        0       0
BIOMED RLTY TR INC COM         COM    09063H107    251     13414   SH       SOLE                13414        0       0
CBRE GROUP INC CL A            COM    12504L109    272     16631   SH       SOLE                16631        0       0
CA INC COM                     COM    12673P105  22528    831658   SH       SOLE               831658        0       0
CLAYMORE EXCHANGE-TRADED FD    COM    18383M308   6652    377577   SH       SOLE               377577        0       0
CRACKER BARREL OLD CTRY STOR   COM    22410J106   4091     65169   SH       SOLE                65169        0       0
EAST WEST BANCORP INC COM      COM    27579R104   5777    246335   SH       SOLE               246335        0       0
EXXON MOBIL CORP               COM    30231G102   5127     59946   SH       SOLE                59946        0       0
FIRST TR DJS MICROCAP INDEX    COM    33718M105   3486    163606   SH       SOLE               163606        0       0
GLOBAL X FDS GLB X ASEAN 40    COM    37950E648  10028    640999   SH       SOLE               640999        0       0
MERCK & COMPANY                COM    58933Y105  42750   1024044   SH       SOLE              1024044        0       0
ORACLE SYS CORP                COM    68389X105   3211    108203   SH       SOLE               108203        0       0
POWERSHARES ETF TRUST DWA TECH COM    73935X153  17365    657931   SH       SOLE               657931        0       0
POWERSHARES ETF TRUST INTL DIV COM    73935X716  42574   2916495   SH       SOLE              2916495        0       0
POWERSHARES S&P BANK LOAN PORT COM    73936Q769  35107   1439994   SH       SOLE              1439994        0       0
POWERSHARES GLOBAL ETF TRUSTHI COM    73936T557 105927   5655499   SH       SOLE              5655499        0       0
POWERSHARES ETF TR II S&P500 L COM    73937B779   7591    275239   SH       SOLE               275239        0       0
POWERSHARES ETF TR II S&P SMCP COM    73937B803    311     10457   SH       SOLE                10457        0       0
POWERSHARES ETF TR II S&P SMCP COM    73937B837    375     12329   SH       SOLE                12329        0       0
POWERSHARES ETF TR II S&P SMCP COM    73937B860    296     10193   SH       SOLE                10193        0       0
POWERSHARES ETF TR II S&P SMCP COM    73937B886   5307    148421   SH       SOLE               148421        0       0
SPDR SERIES TRUST LEHMAN YLD E COM    78464A417 211083   5349298   SH       SOLE              5349298        0       0
SPDR SERIES TRUST DJ WLSH REIT COM    78464A607 121660   1669343   SH       SOLE              1669343        0       0
SELECT SECTOR SPDR TR SBI HEAL COM    81369Y209  46913   1234470   SH       SOLE              1234470        0       0
SELECT SECTOR SPDR TR SBI INT- COM    81369Y886  49713   1344009   SH       SOLE              1344009        0       0
SIRONA DENTAL SYSTEMS INC COM  COM    82966C103    247      5496   SH       SOLE                 5496        0       0
VANGUARD WORLD FDS CONSUM STP  COM    92204A207  32767    371492   SH       SOLE               371492        0       0
VANGUARD WORLD FDS INF TECH    COM    92204A702   7773    113101   SH       SOLE               113101        0       0
VANGUARD SCOTTSDALE FDS SHRT-T COM    92206C409  56998    720131   SH       SOLE               720131        0       0
WISDOMTREE TRUST EMG MKTS SMCA COM    97717W281  20522    473801   SH       SOLE               473801        0       0
WISDOMTREE TRUST LARGECAP DIVI COM    97717W307  21140    403131   SH       SOLE               403131        0       0
COOPER INDUSTRIES PLC SHS      COM    G24140108   4140     60749   SH       SOLE                60749        0       0
INVESCO LTD SHS                COM    G491BT108    330     14595   SH       SOLE                14595        0       0
0       0
0       0
                                                                                                            0       0
     LINE COUNT: 91                                                                                         0       0
0       0
        0       0
0       0